UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                          (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

Portfolio of investments are included here.

Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have a portfolio of investments to include here.

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013
	Shares	Value (Note 1)

COMMON STOCKS - 99.26%

Consumer Discretionary - 18.49%
CBS Corp. Cl. B	6,400	$407,936
Comcast Corp. Cl. A	1,900	98,734
Delphi Automotive PLC	4,150	249,540
General Motors Co.	4,500	183,915
* Liberty Global PLC Cl. A	2,350	209,150
Lowe's Cos., Inc.	6,760	334,958
NIKE, Inc. Cl. B	3,600	283,104
PVH Corp.	1,330	180,907
Starbucks Corp.	3,700	290,043
The Home Depot, Inc.	3,275	269,663
The Walt Disney Co.	6,400	488,960
Time Warner Cable	1,425	193,088
Twenty-First Century Fox, Inc.	8,275	291,032
		3,481,030
Consumer Staples - 7.69%
Mondelez International, Inc. Cl. A	7,350	259,455
PepsiCo, Inc.	4,100	340,054
The Coca-Cola Co.	8,300	342,873
The Estee Lauder Cos., Inc. Cl. A	3,590	270,399
Walgreen Co.	4,095	235,217
		1,447,998
Energy - 6.42%
Chevron Corp.	300	37,473
* Continental Resources, Inc.	2,000	225,040
Exxon Mobil Corp.	500	50,600
Noble Energy, Inc.	3,500	238,385
Pioneer Natural Resources Co.	2,100	386,547
Schlumberger Ltd.	3,000	270,330
		1,208,375
Financials - 12.34%
American Express Co.	3,375	306,214
Bank of America Corp.	17,700	275,589
BB&T Corp.	5,100	190,332
BlackRock, Inc.	1,100	348,117
JPMorgan Chase & Co.	6,470	378,365
State Street Corp.	3,615	265,305
The Charles Schwab Corp.	7,525	195,650
Wells Fargo & Co.	8,000	363,200
		2,322,772

		(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013
		Shares	Value (Note 1)

Health Care - 12.88%
*	Alexion Pharmaceuticals, Inc.	2,370	$314,935
	Amgen, Inc.	3,100	353,648
*	Celgene Corp.	1,200	202,762
*	Gilead Sciences, Inc.	6,500	488,150
	Johnson & Johnson	5,700	522,063
	Pfizer, Inc.	12,000	367,560
	Roche Holding AG	2,500	175,500
			2,424,618
Industrials - 16.38%
	Cummins, Inc.	2,620	369,341
	Eaton Corp PLC	3,875	294,965
	Emerson Electric Co.	5,500	385,990
	Fluor Corp.	2,555	205,141
	General Electric Co.	10,800	302,724
	Honeywell International, Inc.	3,900	356,343
	Pentair Ltd.	2,800	217,476
	Precision Castparts Corp	700	188,510
	Union Pacific Corp.	2,310	388,080
*	United Continental Holdings, Inc.	2,425	91,738
	United Parcel Service, Inc. Cl. B	2,700	283,716
			3,084,024
Information Technology - 21.07%
	Accenture PLC Cl. A	1,300	106,886
*	Adobe Systems, Inc.	5,300	317,359
	Apple, Inc.	1,100	617,122
	Automatic Data Processing, Inc.	3,240	261,789
*	eBay, Inc.	6,500	356,622
*	Facebook, Inc. Cl. A	4,000	218,596
*	Google, Inc. Cl. A	700	784,495
	Microsoft Corp.	11,500	430,215
	QUALCOMM, Inc.	5,000	371,250
*	Salesforce.com, Inc.	3,700	204,203
	Texas Instruments, Inc.	6,800	298,588
			3,967,125
Materials - 3.99%
	International Paper Co.	3,800	186,314
	LyondellBasell Industries NV Cl. A	2,500	200,700
	Monsanto Co.	1,550	180,652
	Nucor Corp.	3,455	184,428
			752,094

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013
		Shares	Value (Note 1)

Total Common Stocks (Cost $14,397,692)			$18,688,036

SHORT-TERM INVESTMENT - 0.55%
§ Federated Prime Obligations Fund, 0.02%		103,547	103,547

Total Short-Term Investment (Cost $103,547)			103,547

Total Value of Investments (Cost $14,501,239) - 99.81%			$18,791,583

Other Assets Less Liabilities - 0.19%			34,849

Net Assets - 100%			$18,826,432

* Non-income producing investment	The following acronyms are used in this portfolio:
§ Represents 7 day effective yield	AG - Aktiengesellschaft
	NV - Naamloze Vennootschap
	PLC - Public Limited Company

Summary of Investments
	% of Net
	Assets	Value
Consumer Discretionary	18.49%	$3,481,030
Consumer Staples	7.69%	1,447,998
Energy	6.42%	1,208,375
Financials	12.34%	2,322,772
Health Care	12.88%	2,424,618
Industrials	16.38%	3,084,024
Information Technology	21.07%	3,967,125
Materials	3.99%	752,094
Short-Term Investment	0.55%	103,547
Total	99.81%	$18,791,583

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$4,330,593
Aggregate gross unrealized depreciation			(40,249)

Net unrealized appreciation			$4,290,344

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$18,688,036	$18,688,036	$-	$-
Short-Term Investment	103,547	103,547	-	-
Total	$18,791,583	$18,791,583	$-	$-

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 83.80%
American Express Credit Corp.	$300,000	2.750%	9/15/2015	$310,457
Anheuser-Busch Cos. LLC	300,000	4.625%	2/1/2015	313,072
AT&T Inc	300,000	5.800%	2/15/2019	343,908
AT&T Inc	300,000	3.875%	8/15/2021	303,930
Bayer Corp.	300,000	7.125%	10/1/2015	330,400
BB&T Corp.	65,000	3.200%	3/15/2016	67,971
Bunge Ltd Finance Corp.	300,000	5.350%	4/15/2014	303,813
ConocoPhillips	25,000	5.200%	5/15/2018	28,210
Corning, Inc.	200,000	6.625%	5/15/2019	240,227
CR Bard, Inc.	600,000	2.875%	1/15/2016	619,949
Diageo Capital PLC	180,000	4.850%	5/15/2018	198,283
DIRECTV Holdings LLC	300,000	3.125%	2/15/2016	312,067
Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	54,077
Duke Energy Indiana, Inc.	125,000	6.050%	6/15/2016	138,904
EI du Pont de Nemours & Co.	125,000	5.750%	3/15/2019	142,294
Enbridge, Inc.	25,000	5.800%	6/15/2014	25,583
FCB/SC Capital Trust I	25,000	8.250%	3/15/2028	24,813
General Electric Capital Corp.	200,000	6.150%	4/1/2018	114,837
Hillshire Brands Co.	300,000	4.100%	9/15/2020	306,947
Hubbell, Inc.	50,000	5.950%	6/1/2018	57,013
JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	214,992
JPMorgan Chase & Co.	250,000	5.125%	9/15/2014	257,568
Kentucky Utilities Co.	250,000	3.250%	11/1/2020	254,046
MassMutual Global Funding II	250,000	2.300%	9/28/2015	257,179
Matson Navigation Co., Inc.	114,000	5.273%	7/29/2029	122,519
McKesson Corp.	75,000	5.700%	3/1/2017	83,613
Metropolitan Life Global Funding I	175,000	3.125%	1/11/2016	182,410
New York Life Global Funding	200,000	1.650%	5/15/2017	200,220
Nordstrom, Inc.	250,000	4.750%	5/1/2020	273,590
Northern States Power Co.	250,000	5.250%	10/1/2018	284,817
Ohio Power Co.	125,000	4.850%	1/15/2014	125,188
PepsiAmericas, Inc.	100,000	5.000%	5/15/2017	110,144
PepsiCo, Inc.	350,000	3.125%	11/1/2020	350,402
PNC Funding Corp.	300,000	2.700%	9/19/2016	312,919
PPG Industries, Inc.	200,000	7.375%	6/1/2016	226,115
Prudential Financial, Inc.	300,000	5.500%	3/15/2016	327,477
SCANA Corp.	300,000	4.750%	5/15/2021	307,370
Stryker Corp.	200,000	2.000%	9/30/2016	205,479
TD Ameritrade Holding Corp.	235,000	4.150%	12/1/2014	242,628
The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	142,021
The Goldman Sachs Group, Inc.	200,000	6.150%	4/1/2018	229,335
The Southern Co.	300,000	2.375%	9/15/2015	307,017

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - (continued)
Thermo Fisher Scientific, Inc.	$200,000	2.250%	8/15/2016	$204,536
Wells Fargo & Co.	225,000	3.676%	6/15/2016	239,567
Western Massachusetts Electric Co.	250,000	5.100%	3/1/2020	268,319
Yum! Brands, Inc.	200,000	4.250%	9/15/2015	211,158
Zimmer Holdings, Inc.	125,000	4.625%	11/30/2019	136,159

Total Corporate Bonds (Cost $10,330,944)				10,313,543

FEDERAL AGENCY OBLGATIONS - 2.67%
Fannie Mae REMICS	30,368	3.500%	8/25/2029	31,864
Freddie Mac REMICS	39,107	3.000%	12/15/2026	39,758
Government National Mortgage Association	250,000	3.000%	9/20/2038	257,414

Total Federal Agency Obligations (Cost $349,629)				329,036

TREASURY BILL - 1.47%
United States Treasury Note/Bond	200,000	1.625%	11/15/2022	180,531

Total Treasury Bill (Cost $188,925)				180,531

PREFERRED STOCKS - 4.83%	Shares	Dividend Rate
BB&T Corp.	3,500	5.625%		71,225
Comcast Corp.	3,000	5.000%		61,920
JPMorgan Chase Capital XXIX	3,000	6.700%		75,960
Public Storage	3,000	6.500%		70,110
Raymond James Financial, Inc.	3,500	6.900%		87,500
The Bank of New York Mellon Corp.	3,500	5.200%		72,625
The Goldman Sachs Group, Inc.	2,500	6.125%		85,260
US Bancorp	3,500	5.150%		69,895

Total Preferred Stocks (Cost $663,752)				594,495

EXCHANGE TRADED PRODUCTS - 1.29%
iShares Mortgage Real Estate Capped ETF	5,000			57,600
SPDR Barclays High Yield Bond ETF	2,500			101,400

Total Exchange Traded Products (Cost $167,867)				159,000

COMMON STOCKS - 0.85%
Johnson & Johnson	500			45,795
Verizon Communications, Inc.	1,200			58,968

Total Common Stocks (Cost $102,454)				104,763

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013
			Value (Note 1)

SHORT-TERM INVESTMENT - 3.84%
§ Federated Prime Obligations Fund, 0.02%			$472,137

Total Short-Term Investment (Cost $472,137)			472,137

Total Value of Investments (Cost $12,275,708 (a)) - 98.75%			$12,153,505

Other Assets Less Liabilities - 1.25%			153,678

Net Assets - 100%			$12,307,183
§ Represents 7 day effective yield

The following acronyms are used in this portfolio:
PLC - Public Limited Company
LLC - Limited Liability Company

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$81,898
Aggregate gross unrealized depreciation			(204,101)

Net unrealized depreciation			$(122,203)

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	83.80%	$10,313,543
Federal Agency Obligations	2.67%	329,036
Treasury Bill	1.47%	180,531
Preferred Stocks	4.83%	594,495
Exchange Traded Products	1.29%	159,000
Common Stocks	0.85%	104,763
Short-Term Investment	3.84%	472,137
Total	98.75%	$12,153,505

			(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$10,313,543	$-	$10,313,543	$-
Federal Agency Obligations	329,036	-	329,036	-
Treasury Bill	180,531	180,531	-	-
Preferred Stocks	594,495	594,495	-	-
Exchange Traded Products	159,000	159,000	-	-
Common Stocks	104,763	104,763	-	-
Short-Term Investment	472,137	472,137	-	-
Total	$12,153,505	$1,510,926	$10,642,579	$-

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2013
	Shares	Value (Note 1)

CLOSED-END FUNDS - 113.61%
Aberdeen Greater China Fund, Inc.	51,000	$519,690
Aberdeen Singapore Fund, Inc.	21,372	272,920
Adams Express Co.	187,000	2,444,090
Alpine Global Dynamic Dividend Fund	630,126	3,213,643
Alpine Total Dynamic Dividend Fund	1,245,000	5,216,550
American Select Portfolio	298,727	2,766,212
American Strategic Income Portfolio, Inc.	126,000	1,132,740
Bancroft Fund Ltd.	11,360	211,296
BlackRock Credit Allocation Income Trust	221,000	2,886,260
BlackRock EcoSolutions Investment Trust	28,431	223,439
BlackRock Enhanced Capital and Income Fund, Inc.	239,000	3,267,130
BlackRock Enhanced Equity Dividend Trust	228,000	1,810,320
BlackRock Global Opportunities Equity Trust	214,929	3,215,338
BlackRock International Growth and Income Trust	290,664	2,363,098
Calamos Global Dynamic Income Fund	9,688	86,901
Clough Global Opportunities Fund	780	10,195
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	70,000	1,282,400
Dividend and Income Fund	184,960	2,794,746
DWS High Income Opportunities Fund, Inc.	35,260	507,744
Ellsworth Fund Ltd.	61,461	503,366
* Equus Total Return, Inc.	217,552	432,928
Federated Enhanced Treasury Income Fund	146,900	1,877,382
First Opportunity Fund, Inc.	48,417	432,848
First Trust Dividend and Income Fund	226,698	1,994,942
General American Investors Co., Inc.	46,000	1,619,200
Global High Income Fund, Inc.	132,924	1,318,606
Guggenheim Equal Weight Enhanced Equity Income Fund	170,284	3,216,665
Helios Multi-Sector High Income Fund, Inc.	212,172	1,275,154
Legg Mason BW Global Income Opportunities Fund, Inc.	12,324	207,906
Liberty All Star Equity Fund	206,000	1,229,820
LMP Real Estate Income Fund, Inc.	152,500	1,534,150
Madison Covered Call & Equity Strategy Fund	108,240	884,321
MFS Charter Income Trust	176,944	1,601,343
MFS InterMarket Income Trust I	118,385	960,102
MFS Multimarket Income Trust	2,552	16,894
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	197,583	2,572,531
Morgan Stanley Income Securities, Inc.	79,000	1,327,990
Neuberger Berman MLP Income Fund, Inc.	88,000	1,679,920
Nuveen Diversified Commodity Fund	276,000	4,186,920
Nuveen Diversified Currency Opportunities Fund	365,500	3,684,240
Nuveen Diversified Dividend & Income Fund	257,864	2,906,127

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2013
	Shares	Value (Note 1)

CLOSED-END FUNDS - (Continued)
Nuveen Global Income Opportunities Fund	81,656	$930,062
Nuveen Long/Short Commodity Total Return Fund	395,000	6,801,900
Nuveen Pennsylvania Investment Quality Municipal Fund	100	1,234
Nuveen Quality Preferred Income Fund	64,855	498,735
Nuveen Quality Preferred Income Fund II	441,891	3,596,993
Nuveen Quality Preferred Income Fund III	4,547	35,694
Royce Value Trust, Inc.	51,000	816,510
Strategic Global Income Fund, Inc.	140,676	1,270,304
The Cushing Renaissance Fund	27,400	686,096
The GDL Fund	12,387	136,505
Tri-Continental Corp.	121,000	2,417,580
Virtus Total Return Fund	71,930	282,685
Wells Fargo Advantage Multi-Sector Income Fund	246,015	3,458,971
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,568	28,334
Western Asset Worldwide Income Fund Inc	78,868	960,612
Western Asset/Claymore Inflation-Linked Opport. & Income Fund	2,805	31,612

Total Closed-End Funds (Cost $93,333,102)		91,641,894

SHORT-TERM INVESTMENT - 1.85%
§ Fidelity Institutional Money Market Funds, 0.03%	1,492,374	1,492,374

Total Short-Term Investment (Cost $1,492,374)		1,492,374

Total Value of Investments (Cost $94,825,476 (a)) - 115.46%		$93,134,268

Liabilities in Excess of Other Assets - (15.46)%		(12,469,126)

Net Assets - 100%		$80,665,142

§ Represents 7 day effective yield
* Non-income producing investment

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2013

Summary of Investments
	% of Net
	Assets	Value
Closed-End Funds	113.61%	$91,641,894
Short-Term Investment	1.85%	1,492,374
Total	115.46%	$93,134,268

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$2,091,358
Aggregate gross unrealized depreciation			(3,782,566)

Net unrealized depreciation			$(1,691,208)

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$91,641,894	$91,641,894	$-	$-
Short-Term Investment	1,492,374	1,492,374	-	-
Total	$93,134,268	$93,134,268	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/J. Philip Bell
Date: February 21, 2014	J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/Bryn H. Torkelson
Bryn H. Torkelson
Date: February 20, 2014	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/J. Philip Bell
Date: February 21, 2014	J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/Walter B. Todd III
Date: February 21, 2014	Walter B. Todd III Treasurer and Principal Financial Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/Bryn H. Torkelson
Bryn H. Torkelson
Date: February 20, 2014	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy